Bank Loan Core Fund
(formerly, Federated Bank Loan Core Fund)
Portfolio of Investments
September 30, 2020 (unaudited)
Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—83.4%
		Aerospace/Defense—0.5%
$ 3,712,558		TransDigm Inc., Term Loan - 1st Lien, 2.396% (1-month USLIBOR +2.250%), 12/9/2025	$3,516,609
2,612,361		TransDigm Inc., Term Loan - 1st Lien, 2.396% (1-month USLIBOR +2.250%), 5/30/2025	2,474,572
		TOTAL	5,991,181
		Automotive—1.7%
1,455,817		American Axle & Manufacturing, Inc., Term Loan - 1st Lien, 3.000% (1-month USLIBOR +2.250%), 4/6/2024	1,395,772
1,550,555		Dana, Inc., Term Loan - 1st Lien, 2.400% (1-month USLIBOR +2.250%), 2/27/2026	1,518,575
4,868,555		Dexko Global, Inc., Term Loan - 1st Lien, 4.500% (1-month USLIBOR +3.500%), 7/24/2024	4,771,184
4,912,819		Dragon Merger Sub LLC, Term Loan - 2nd Lien, 9.250% (3-month USLIBOR +8.250%), 7/24/2025	4,568,922
2,470,038		Panther BF Aggregator 2 LP, Term Loan - 1st Lien, 3.646% (1-month USLIBOR +3.500%), 4/30/2026	2,412,918
5,172,444		TI Group Auto Systems LLC, Term Loan - 1st Lien, 4.500% (1-month USLIBOR +3.750%), 6/30/2022	5,165,978
		TOTAL	19,833,349
		Building Materials—1.3%
1,485,000		Abc Supply Co., Inc., Term Loan - 1st Lien, 2.146% (1-month USLIBOR +2.000%), 1/15/2027	1,448,603
2,712,440		CD&R Waterworks Merger Subsidiary LLC, Term Loan - 1st Lien, 3.750% (3-month USLIBOR +2.750%), 8/1/2024	2,672,596
4,164,044		CD&R Waterworks Merger Subsidiary LLC, Term Loan - 1st Lien, 3.750% (6-month USLIBOR +2.750%), 8/1/2024	4,102,873
6,347,439		NCI Building Systems, Inc., Term Loan - 1st Lien, 3.901% (1-month USLIBOR +3.750%), 4/12/2025	6,257,210
		TOTAL	14,481,282
		Cable Satellite—4.1%
3,879,773		Altice Financing SA, Term Loan - 1st Lien, 2.902% (1-month USLIBOR +2.750%), 7/15/2025	3,716,977
3,920,101		Altice US Finance I Corp., Term Loan - 1st Lien, 2.402% (1-month USLIBOR +2.250%), 1/15/2026	3,799,225
1,873,619		Charter Communications Operating LLC, Term Loan - 1st Lien, 1.900% (1-month USLIBOR +1.750%), 2/1/2027	1,834,301
1,904,766		CSC Holdings LLC, Term Loan - 1st Lien, 2.402% (1-month USLIBOR +2.250%), 7/17/2025	1,847,785
1,971,344		CSC Holdings LLC, Term Loan - 1st Lien, 2.652% (1-month USLIBOR +2.500%), 4/15/2027	1,916,728
257,154		Intelsat Jackson Holdings S.A., Term Loan - 1st Lien, 3.600% (3-month USLIBOR Unfunded + 3.600%), 7/13/2021	262,403
257,154		Intelsat Jackson Holdings S.A., Term Loan - 1st Lien, 6.500% (3-month USLIBOR +5.500%), 7/13/2021	262,404
2,420,407		Intelsat Jackson Holdings S.A., Term Loan - 1st Lien, 8.000% (PRIME +4.750%), 11/27/2023	2,440,569
1,000,000		Intelsat Jackson Holdings S.A., Term Loan - 1st Lien, 8.750% (PRIME +5.500%), 1/2/2024	1,011,405
6,882,194		SFR Group SA, Term Loan - 1st Lien, 3.839% (1-month USLIBOR +3.687%), 1/31/2026	6,654,221
12,275,000		Telenet Financing USD LLC, Term Loan - 1st Lien, 2.152% (1-month USLIBOR +2.000%), 4/30/2028	11,878,027
5,500,000		Virgin Media Bristol LLC, Term Loan - 1st Lien, 2.652% (1-month USLIBOR +2.500%), 1/31/2028	5,350,675
6,000,000		Ziggo BV, 2.652% (1-month USLIBOR +2.500%), 4/30/2028	5,790,000
		TOTAL	46,764,720
		Chemicals—3.2%
5,220,667		Alpha 3 BV, Term Loan - 1st Lien, 4.000% (3-month USLIBOR +3.000%), 1/31/2024	5,153,242
1,372,590		Axalta Coating Systems US Holdings, Inc., Term Loan - 1st Lien, 1.970% (3-month USLIBOR +1.750%), 6/1/2024	1,343,422
3,930,300		Element Solutions, Inc., Term Loan - 1st Lien, 2.145% (1-month USLIBOR +2.000%), 1/31/2026	3,859,083
1,826,200		H.B Fuller Co., Term Loan - 1st Lien, 2.156% (1-month USLIBOR +2.000%), 10/20/2024	1,806,915
5,000,000		Illuminate Buyer, LLC, Term Loan - 1st Lien, 4.147% (1-week USLIBOR +4.000%), 6/16/2027	4,969,275
3,920,088		Messer Industries USA, Inc., Term Loan - 1st Lien, 2.720% (3-month USLIBOR +2.500%), 3/1/2026	3,846,097
4,795,714		Nouryon USA LLC, Term Loan - 1st Lien, 3.151% (1-month USLIBOR +3.000%), 10/1/2025	4,658,700
66,929		Polar US Borrower LLC, Term Loan - 1st Lien, 4.897% (1-month USLIBOR +4.750%), 10/15/2025	64,586
5,359,194		Polar US Borrower LLC, Term Loan - 1st Lien, 4.906% (1-month USLIBOR +4.750%), 10/15/2025	5,171,623
1,712,370		PQ Corp., Term Loan - 1st Lien, 2.510% (3-month USLIBOR +2.250%), 2/7/2027	1,674,381

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Chemicals—continued
$ 3,990,000		PQ Corp., Term Loan - 1st Lien, Series B, 4.000% (3-month USLIBOR +3.000%), 2/7/2027	$3,980,524
		TOTAL	36,527,848
		Consumer Cyclical Services—1.4%
8,947,450		Allied Universal Holdco LLC, Term Loan, 4.396% (1-month USLIBOR +4.250%), 7/10/2026	8,868,354
4,812,812		Bellring Brands, Inc., Term Loan - 1st Lien, 6.000% (1-month USLIBOR +5.000%), 10/21/2024	4,829,874
2,496,523		Garda World Security Corp., 4.900% (1-month USLIBOR +4.750%), 10/30/2026	2,488,097
		TOTAL	16,186,325
		Consumer Products—2.3%
167,722		BCPE Empire Holdings, Inc., Term Loan - 1st Lien, 4.000% (3-month USLIBOR Unfunded +2.000%), 6/11/2026	163,809
4,135,443		BCPE Empire Holdings, Inc., Term Loan - 1st Lien, 4.146% (1-month USLIBOR +4.000%), 6/11/2026	4,038,963
649,903		BCPE Empire Holdings, Inc., Term Loan - 1st Lien, 4.147% (1-month USLIBOR +4.000%), 6/11/2026	634,741
2,487,500		Curie Merger Sub LLC, Term Loan - 1st Lien, 4.396% (1-month USLIBOR +4.250%), 11/4/2026	2,479,727
1,000,000		Diamond BC BV, 6.000% (3-month USLIBOR +5.000%), 9/6/2024	1,002,500
10,324,872		Diamond BC BV, Term Loan - 1st Lien, 3.260% (3-month USLIBOR +3.000%), 9/6/2024	9,692,473
634,003		New Constellis Borrower LLC, Term Loan - 2nd Lien, 12.000% (1-month USLIBOR +11.000%), 3/27/2025	364,552
5,000,000		Tosca Services, LLC, Term Loan - 1st Lien, 5.250% (1-month USLIBOR +4.250%), 7/28/2027	5,007,825
3,850,000		Welbilt, Inc., Term Loan - 1st Lien, 2.646% (1-month USLIBOR +2.500%), 10/23/2025	3,526,966
		TOTAL	26,911,556
		Diversified Manufacturing—2.1%
4,728,120		Aldevron, LLC., Term Loan - 1st Lien, 5.250% (1-month USLIBOR +4.250%), 10/12/2026	4,737,955
8,693,008		Dynacast International LLC, Term Loan - 1st Lien, 4.250% (3-month USLIBOR +3.250%), 1/28/2022	7,903,379
2,000,000		Dynacast International LLC, Term Loan - 2nd Lien, 9.500% (3-month USLIBOR +8.500%), 1/30/2023	1,160,000
2,005,706		Gardner Denver, Inc., Term Loan - 1st Lien, 1.896% (1-month USLIBOR +1.750%), 3/1/2027	1,943,449
995,000		Gardner Denver, Inc., Term Loan - 1st Lien, 1.897% (1-month USLIBOR +1.750%), 3/1/2027	964,115
997,500		Gardner Denver, Inc., Term Loan - 1st Lien, Series B, 2.896% (1-month USLIBOR +2.750%), 3/1/2027	986,901
3,371,825		Gates Global LLC, Term Loan - 1st Lien, 3.750% (1-month USLIBOR +2.750%), 4/1/2024	3,329,407
2,832,096		Titan Acquisition Ltd., Term Loan - 1st Lien, 3.361% (3-month USLIBOR +3.000%), 3/28/2025	2,684,444
		TOTAL	23,709,650
		Financial Institutions—2.0%
4,458,825		Sedgwick Claims Management Services, Inc., Term Loan - 1st Lien, Series B3, 5.250% (1-month USLIBOR +4.250%), 9/3/2026	4,436,531
11,283,625		Sedgwick, Inc., Term Loan - 1st Lien, 3.396% (1-month USLIBOR +3.250%), 12/31/2025	10,909,911
3,950,000		Sedgwick, Inc., Term Loan - 1st Lien, 4.146% (1-month USLIBOR +4.000%), 9/3/2026	3,903,094
3,846,237		WEX, Inc., Term Loan - 1st Lien, 2.396% (1-month USLIBOR +2.250%), 5/15/2026	3,728,100
		TOTAL	22,977,636
		Food & Beverage—0.6%
1,990,000		Aramark Services, Inc., Term Loan, 1.896% (1-month USLIBOR +1.750%), 1/15/2027	1,909,992
954,596		Reynolds Consumer Products, Inc., 1.896% (1-month USLIBOR +1.750%), 2/4/2027	943,737
3,724,675		U.S. Foodservice, Inc., Term Loan - 1st Lien, 1.896% (1-month USLIBOR +1.750%), 6/27/2023	3,595,150
		TOTAL	6,448,879
		Gaming—3.0%
4,760,923		Affinity Gaming LLC, Term Loan - 1st Lien, 4.250% (3-month USLIBOR +3.250%), 7/1/2023	4,305,660
3,500,000		Affinity Gaming LLC, Term Loan - 2nd Lien, 9.250% (3-month USLIBOR +8.250%), 1/31/2025	2,791,250
1,210,835		Boyd Gaming Corp., Term Loan - 1st Lien, 2.356% (1-week USLIBOR +2.250%), 9/15/2023	1,181,490
3,341,671		Caesars Resort Collection, Term Loan - 1st Lien, 2.896% (1-month USLIBOR +2.750%), 12/23/2024	3,140,202
3,333,333		Caesars Resort Collection, Term Loan - 1st Lien, 4.647% (1-month USLIBOR +4.500%), 7/21/2025	3,235,650
1,666,667		Caesars Resort Collection, Term Loan - 1st Lien, 4.772% (3-month USLIBOR +4.500%), 7/21/2025	1,617,825
3,927,582		Golden Entertainment, Inc., Term Loan - 1st Lien, 3.750% (1-month USLIBOR +3.000%), 10/21/2024	3,787,661
10,542,146		Mohegan Tribal Gaming Authority, Term Loan - 1st Lien, 7.375% (3-month USLIBOR +6.375%), 10/13/2023	9,452,774
2,947,500		Penn National Gaming, Inc., Term Loan - 1st Lien, 3.000% (1-month USLIBOR +2.250%), 10/15/2025	2,873,812

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Gaming—continued
$ 2,732,063		Station Casinos LLC, 2.500% (1-month USLIBOR +2.250%), 2/8/2027	$2,622,781
		TOTAL	35,009,105
		Health Care—13.9%
2,700,481		Acadia Healthcare Co., Inc., Term Loan - 1st Lien, 2.646% (1-month USLIBOR +2.500%), 2/16/2023	2,683,603
3,275,656		Air Medical Group Holdings, Inc., Term Loan - 1st Lien, 4.250% (3-month USLIBOR +3.250%), 4/28/2022	3,272,593
5,423,558		Air Medical Group Holdings, Inc., Term Loan - 1st Lien, 5.250% (3-month USLIBOR +4.250%), 3/14/2025	5,274,410
4,000,000		Air Medical Group Holdings, Inc., Term Loan - 1st Lien, 5.750% (3-month USLIBOR +4.750%), 10/2/2025	3,917,500
2,497,300		Avantor, Inc., Term Loan - 1st Lien, 3.250% (1-month USLIBOR +2.250%), 11/21/2024	2,468,169
2,910,000		Carestream Dental LLC, Term Loan - 1st Lien, 4.250% (3-month USLIBOR +3.250%), 9/1/2024	2,691,750
1,270,208		Carestream Health, Inc., Term Loan - 1st Lien, 7.750% (3-month USLIBOR +6.750%), 5/8/2023	1,240,574
7,178,743		Carestream Health, Inc., Term Loan - 2nd Lien, 5.500% (3-month USLIBOR +4.500%), 8/8/2023	5,760,942
3,307,543		CHG Healthcare Services, Inc., Term Loan - 1st Lien, 4.000% (6-month USLIBOR +3.000%), 6/7/2023	3,258,228
6,836,257		Elanco Animal Health, Inc., Term Loan - 1st Lien, 1.905% (1-month USLIBOR +1.750%), 8/1/2027	6,654,652
11,786,084		Endo Luxembourg Finance, Term Loan - 1st Lien, 5.000% (3-month USLIBOR +4.250%), 4/29/2024	11,272,564
8,837,513		Enterprise Merger Sub, Inc., Term Loan - 1st Lien, 3.896% (1-month USLIBOR +3.750%), 10/10/2025	6,419,835
487,575		HCA, Inc., Term Loan - 1st Lien, 1.896% (1-month USLIBOR +1.750%), 3/13/2025	486,224
1,195,441		HCA, Inc., Term Loan - 1st Lien, 1.896% (1-month USLIBOR +1.750%), 3/18/2026	1,191,950
1,562,364		IMS Health, Inc., Term Loan - 1st Lien, 1.896% (1-month USLIBOR +1.750%), 3/7/2024	1,543,420
2,443,750		IMS Health, Inc., Term Loan - 1st Lien, 1.970% (3-month USLIBOR +1.750%), 6/11/2025	2,416,258
970,000		IMS Health, Inc., Term Loan - 1st Lien, Series B2, 1.896% (1-month USLIBOR +1.750%), 1/17/2025	959,999
3,882,431		MH Sub I LLC, Term Loan - 1st Lien, 3.646% (1-month USLIBOR +3.500%), 9/13/2024	3,788,282
2,493,750		MH Sub I LLC, Term Loan - 1st Lien, 4.750% (1-month USLIBOR +3.750%), 9/13/2024	2,471,144
6,000,000		MH Sub I LLC, Term Loan - 2nd Lien, 8.500% (1-month USLIBOR +7.500%), 9/15/2025	5,985,000
10,846,129		MPH Acquisition Holdings LLC, Term Loan - 1st Lien, 3.750% (3-month USLIBOR +2.750%), 6/7/2023	10,693,144
8,502,280		National Mentor Holdings, Inc., Term Loan - 1st Lien, 4.400% (1-month USLIBOR +4.250%), 3/9/2026	8,399,530
388,101		National Mentor Holdings, Inc., Term Loan - 1st Lien, 4.400% (1-month USLIBOR +4.250%), 3/9/2026	383,410
2,000,000		Navicure, Inc., Term Loan - 1st Lien, Series B, 4.750% (1-month USLIBOR +4.000%), 10/22/2026	1,987,500
7,638,641		Ortho-Clinical Diagnostics, Inc., Term Loan - 1st Lien, 3.405% (1-month USLIBOR +3.250%), 6/30/2025	7,329,277
8,367,601		Osteon Merger Subsidiary, Inc., Term Loan - 1st Lien, 4.750% (1-month USLIBOR +3.750%), 2/14/2025	7,447,165
3,000,000		Packaging Coordinators Midco, Inc., Term Loan - 1st Lien, 4.500% (3-month USLIBOR +3.750%), 9/25/2027	2,990,640
4,212,020		PCI Pharma Services, Term Loan - 1st Lien, 5.000% (1-month USLIBOR +4.000%), 6/30/2023	4,206,756
3,000,000		PCI Pharma Services, Term Loan - 2nd Lien, 9.750% (1-month USLIBOR +8.750%), 7/1/2024	3,000,000
3,830,000		Precyse Acquisition Corp., Term Loan - 1st Lien, 5.500% (1-month USLIBOR +4.500%), 10/20/2022	3,512,110
4,614,570		Radnet Management, Inc., Term Loan - 1st Lien, 4.750% (6-month USLIBOR +3.750%), 6/30/2023	4,565,540
6,332,461		RegionalCare Hospital Partners Holdings, Inc., Term Loan - 1st Lien, 3.896% (1-month USLIBOR +3.750%), 11/17/2025	6,164,904
6,865,849		Sotera Health Holdings, LLC., Term Loan - 1st Lien, 5.500% (3-month USLIBOR +4.500%), 12/11/2026	6,845,835
8,682,326		Team Health Holdings, Inc., Term Loan - 1st Lien, 3.750% (1-month USLIBOR +2.750%), 2/6/2024	7,320,894
3,417,327		UIC Merger Subsidiary, Inc., Term Loan - 1st Lien, 4.250% (3-month USLIBOR +3.250%), 8/30/2024	3,379,600
250,000		UIC Merger Subsidiary, Inc., Term Loan - 1st Lien, 8.000% (1-month USLIBOR +7.000%), 8/30/2025	247,500
1,723,750		Vizient, Inc., Term Loan - 1st Lien, 2.146% (1-month USLIBOR +2.000%), 5/6/2026	1,691,214
6,422,412		VVC Holding Corp., Term Loan - 1st Lien, 4.750% (3-month USLIBOR +4.500%), 2/11/2026	6,350,159
		TOTAL	160,272,275
		Independent Energy—0.1%
2,000,000		Chesapeake Energy Corp., Term Loan, 9.000% (1-month USLIBOR +8.000%), 6/24/2024	1,423,130
		Industrial - Other—3.3%
3,000,000		Alchemy Copyrights LLC., Term Loan - 1st Lien, Series B, 4.000% (1-month USLIBOR +3.250%), 8/16/2027	3,000,000
7,289,455		Altra Industrial Motion Corp., Term Loan - 1st Lien, 2.146% (1-month USLIBOR +2.000%), 10/1/2025	7,102,699
1,955,000		EPV Merger Subsidiary, Inc., Term Loan - 1st Lien, 3.396% (1-month USLIBOR +3.250%), 3/8/2025	1,900,632
1,561,650		EPV Merger Subsidiary, Inc., Term Loan - 2nd Lien, 7.396% (1-month USLIBOR +7.250%), 3/8/2026	1,471,855
1,994,872		Excelitas Technologies, Term Loan - 1st Lien, 4.500% (3-month USLIBOR +3.500%), 12/1/2024	1,978,674

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Industrial - Other—continued
$ 4,000,000		Excelitas Technologies, Term Loan - 2nd Lien, 8.500% (3-month USLIBOR +7.500%), 12/1/2025	$3,941,260
7,400,576		Filtration Group Corp., Term Loan - 1st Lien, 3.146% (1-month USLIBOR +3.000%), 3/29/2025	7,273,397
2,917,553		Greenrock Finance, Inc., Term Loan - 1st Lien, 4.500% (3-month USLIBOR +3.500%), 6/28/2024	2,783,987
1,927,702		Resideo Funding, Inc., Term Loan - 1st Lien, 2.480% (3-month USLIBOR +2.250%), 10/24/2025	1,865,052
7,000,000		Vertical U.S. Newco, Inc., Term Loan - 1st Lien, Series B, 4.570% (3-month USLIBOR +4.250%), 7/30/2027	6,955,025
		TOTAL	38,272,581
		Insurance - P&C—6.0%
4,000,000		Alera Group Intermediate Holdings, Inc., Term Loan - 1st Lien, 4.234% (3-month USLIBOR +4.000%), 8/1/2025	3,945,000
13,844,057		AmWINS Group, Inc., Term Loan - 1st Lien, 3.750% (1-month USLIBOR +2.750%), 1/25/2024	13,750,401
3,743,434		AssuredPartners, Inc., Term Loan - 1st Lien, 3.646% (1-month USLIBOR +3.500%), 2/12/2027	3,641,819
2,985,000		AssuredPartners, Inc., Term Loan - 1st Lien, 5.500% (1-month USLIBOR +4.500%), 2/12/2027	2,985,000
2,810,816		Asurion LLC, Term Loan - 1st Lien, 3.146% (1-month USLIBOR +3.000%), 11/3/2023	2,774,219
4,872,463		Asurion LLC, Term Loan - 1st Lien, 3.146% (1-month USLIBOR +3.000%), 11/3/2024	4,798,377
8,695,030		Asurion LLC, Term Loan - 2nd Lien, 6.646% (1-month USLIBOR +6.500%), 8/4/2025	8,726,724
6,822,840		Hub International Ltd., Term Loan - 1st Lien, 3.263% (3-month USLIBOR +3.000%), 4/25/2025	6,611,571
3,970,000		Hub International Ltd., Term Loan - 1st Lien, 5.000% (3-month USLIBOR +4.000%), 4/25/2025	3,966,903
7,222,159		NFP Corp., Term Loan - 1st Lien, 3.396% (1-month USLIBOR +3.250%), 2/15/2027	6,954,361
5,000,000		Ryan Specialty Group, Term Loan - 1st Lien, Series B, 4.000% (1-month USLIBOR +3.250%), 9/1/2027	4,962,525
3,399,490		USI, Inc./NY, Term Loan - 1st Lien, 3.220% (3-month USLIBOR +3.000%), 5/16/2024	3,294,667
2,481,250		USI, Inc./NY, Term Loan - 1st Lien, 4.220% (3-month USLIBOR +4.000%), 12/2/2026	2,463,410
		TOTAL	68,874,977
		Leisure—0.7%
2,937,607		AMC Entertainment Holdings, Inc., Term Loan - 1st Lien, 3.220% (3-month USLIBOR +3.000%), 4/22/2026	1,907,153
5,984,496		SeaWorld Entertainment, Inc., 3.750% (1-month USLIBOR +3.000%), 3/31/2024	5,610,465
		TOTAL	7,517,618
		Lodging—1.5%
5,455,741		Aimbridge Acquisition, Co., Term Loan - 1st Lien, 3.894% (1-month USLIBOR +3.750%), 2/2/2026	4,896,528
4,846,645		Four Seasons Hotels Ltd., Term Loan - 1st Lien, 2.146% (1-month USLIBOR +2.000%), 11/30/2023	4,729,380
5,479,981		Intrawest Resorts Holdings, Inc., 5.500% (1-month USLIBOR +4.500%), 8/1/2026	5,438,881
2,889,017		Intrawest Resorts Holdings, Inc., Term Loan - 1st Lien, 2.896% (1-month USLIBOR +2.750%), 7/31/2024	2,797,522
		TOTAL	17,862,311
		Media Entertainment—5.8%
1,912,976		AVSC Holding Corp., Term Loan - 1st Lien, 4.250% (1-month USLIBOR +3.250%), 3/3/2025	1,439,859
67,494		AVSC Holding Corp., Term Loan - 1st Lien, 4.250% (3-month USLIBOR +3.250%), 3/3/2025	50,801
1,921,974		AVSC Holding Corp., Term Loan - 1st Lien, 4.250% (6-month USLIBOR +3.250%), 3/3/2025	1,446,631
52,500		AVSC Holding Corp., Term Loan - 1st Lien, 5.500% (3-month USLIBOR +4.500%), 10/15/2026	39,769
1,436,250		AVSC Holding Corp., Term Loan - 1st Lien, 5.500% (6-month USLIBOR +4.500%), 10/15/2026	1,087,959
3,000,000		AVSC Holding Corp., Term Loan - 2nd Lien, 8.250% (3-month USLIBOR +7.250%), 9/1/2025	874,995
1,810,755		CBS Radio, Inc., Term Loan - 1st Lien, 2.644% (1-month USLIBOR +2.500%), 11/18/2024	1,707,388
3,969,950		Clear Channel Outdoor Holdings Inc., Term Loan, 3.760% (3-month USLIBOR +3.500%), 8/21/2026	3,628,296
7,304,539		Comet Bidco Ltd., Term Loan - 1st Lien, 6.000% (6-month USLIBOR +5.000%), 9/30/2024	5,562,407
6,954,912		Cumulus Media News Holdings, Inc., Term Loan - 1st Lien, 4.750% (3-month USLIBOR +3.750%), 3/31/2026	6,655,851
2,475,000		Diamond Sports Group LLC / Diamond Sports Finance Co., Term Loan - 1st Lien, 3.400% (1-month USLIBOR +3.250%), 8/24/2026	1,942,875
970,000		E.W. Scripps Co., Term Loan - 1st Lien, 2.146% (1-month USLIBOR +2.000%), 10/2/2024	939,993
6,630,457		Emerald Expo Holdings, Inc., Term Loan - 1st Lien, 2.646% (1-month USLIBOR +2.500%), 5/22/2024	5,990,618
900,619		Entravision Communications Corp., Term Loan - 1st Lien, 2.896% (1-month USLIBOR +2.750%), 11/29/2024	861,590
5,985,000		iHeartCommunications, Inc., Term Loan - 1st Lien, Series B, 4.750% (1-month USLIBOR +4.000%), 5/1/2026	5,780,493
6,408,636		NEP/NCP Holdco, Inc., Term Loan - 1st Lien, 3.396% (1-month USLIBOR +3.250%), 10/20/2025	5,551,481
4,500,000		NEP/NCP Holdco, Inc., Term Loan - 2nd Lien, 7.146% (1-month USLIBOR +7.000%), 10/19/2026	3,607,493

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Media Entertainment—continued
$ 528,024		Nexstar Broadcasting, Inc., Term Loan - 1st Lien, 2.394% (1-month USLIBOR +2.250%), 1/17/2024	$516,238
2,881,875		Nexstar Broadcasting, Inc., Term Loan - 1st Lien, 2.905% (1-month USLIBOR +2.750%), 9/18/2026	2,824,843
997,500		Nielsen Finance LLC/Nielsen Finance Co., 4.750% (1-month USLIBOR +3.750%), 6/4/2025	998,996
962,662		Nielsen Finance LLC/Nielsen Finance Co., Term Loan - 1st Lien, 2.154% (1-month USLIBOR +2.000%), 10/4/2023	945,816
526,866		Outfront Media Capital, LLC., Term Loan - 1st Lien, 1.900% (1-month USLIBOR +1.750%), 11/18/2026	515,422
3,302,103		Recorded Books, Inc., Term Loan - 1st Lien, 4.156% (1-month USLIBOR +4.000%),8/29/2025	3,285,593
3,000,000	[2]	Recorded Books, Inc., Term Loan - 1st Lien, 4.750% (3-month USLIBOR +4.250%), 8/31/2025	2,970,000
2,992,500		Terrier Media Buyer, Inc., Term Loan - 1st Lien, Series B, 4.396% (1-month USLIBOR +4.250%), 12/17/2026	2,921,428
3,463,775		Terrier Media Buyer, Inc., Term Loan, 4.396% (1-month USLIBOR +4.250%), 12/17/2026	3,387,693
1,855,239		WMG Acquisition Corp., Term Loan - 1st Lien, 2.271% (1-month USLIBOR +2.125%), 11/1/2023	1,826,510
		TOTAL	67,361,038
		Midstream—0.0%
2,116,743		Summit Midstream Holdings LLC, Term Loan - 1st Lien, 7.000% (3-month USLIBOR +6.000%), 5/13/2022	484,205
		Oil Field Services—0.1%
1,144,578		Championx Corp., Term Loan - 1st Lien, 2.687% (1-month USLIBOR +2.500%), 5/9/2025	1,122,162
		Packaging—2.7%
500,000		Anchor Glass Container Corp., Term Loan - 2nd Lien, 8.750% (1-month USLIBOR +7.750%), 12/7/2024	197,033
964,029		Berry Plastics Corp., Term Loan - 1st Lien, 2.155% (1-month USLIBOR +2.000%), 1/19/2024	951,829
1,970,038		Berry Plastics Group, Inc., Term Loan - 1st Lien, 2.155% (1-month USLIBOR +2.000%), 7/1/2026	1,917,349
5,610,439		Bway Corp., Term Loan - 1st Lien, 3.522% (3-month USLIBOR +3.250%), 4/3/2024	5,286,689
2,965,679		Charter Nex US, Inc., Term Loan - 1st Lien, 3.396% (1-month USLIBOR +3.250%), 5/16/2024	2,903,282
7,330,846		Charter Nex US, Inc., Term Loan - 1st Lien, 3.750% (1-month USLIBOR +2.750%), 5/16/2024	7,178,144
914,073		Flex Acquisition Co., Inc., Term Loan - 1st Lien, 3.546% (3-month USLIBOR +3.250%), 6/29/2025	889,379
1,275,333		Flex Acquisition Co., Inc., Term Loan - 1st Lien, 4.000% (3-month USLIBOR +3.000%), 12/29/2023	1,250,228
30,445		Fortress Merger Sub., Inc., Term Loan - 1st Lien, 5.000% (1-month USLIBOR +4.000%), 10/19/2023	29,683
1,894,555		Fortress Merger Sub., Inc., Term Loan - 1st Lien, 5.195% (3-month USLIBOR +4.000%), 10/19/2023	1,847,192
2,000,000		Fortress Merger Sub., Inc., Term Loan - 2nd Lien, 9.516% (6-month USLIBOR +8.500%), 10/21/2024	1,881,250
3,000,000		Reynolds Group Holdings, Inc., Term Loan - 1st Lien, 3.484% (3-month USLIBOR +3.250%), 2/16/2026	2,955,000
4,317,241		Trident TPI Holdings, Inc., Term Loan - 1st Lien, 4.000% (3-month USLIBOR +3.000%), 10/17/2024	4,222,801
		TOTAL	31,509,859
		Pharmaceuticals—1.8%
6,377,167		Jaguar Holding Co. II, Term Loan - 1st Lien, 3.500% (1-month USLIBOR +2.500%), 8/18/2022	6,363,520
4,965,709		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Term Loan - 1st Lien, 3.500% (3-month USLIBOR +2.750%), 9/24/2024	4,192,945
4,279,108		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Term Loan - 1st Lien, 3.750% (3-month USLIBOR +3.000%), 2/24/2025	3,609,428
7,062,984		Parexel International Corp., Term Loan - 1st Lien, 2.896% (1-month USLIBOR +2.750%), 9/27/2024	6,793,743
		TOTAL	20,959,636
		Restaurant—0.4%
4,843,994		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 1st Lien, 1.896% (1-month USLIBOR +1.750%), 11/19/2026	4,655,272
		Retailers—0.7%
9,938,196		Talbots, Inc., Term Loan - 1st Lien, 7.220% (3-month USLIBOR +7.000%), 11/28/2022	7,967,153
		Services—1.5%
7,434,962		Emerald TopCo, Inc., Term Loan - 1st Lien, 3.760% (3-month USLIBOR +3.500%), 7/24/2026	7,179,422
3,000,000		GT Polaris, Inc., 5.000% (3-month USLIBOR +4.000%), 9/24/2027	2,983,125
4,823,706		USIC Holdings, Inc., Term Loan - 1st Lien, 4.250% (1-month USLIBOR +3.250%), 12/8/2023	4,758,369
1,995,000		Western Instituational Review Board, Inc., Term Loan - 1st Lien, 5.238% (3-month USLIBOR +4.000%), 1/8/2027	1,976,716
		TOTAL	16,897,632
		Technology—20.0%
3,983,165		Aerial Merger Subsidiary, Inc., Term Loan - 2nd Lien, 9.000% (1-month USLIBOR +8.000%), 8/8/2025	3,445,438

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Technology—continued
$ 1,917,227		Almonde, Inc., Term Loan - 1st Lien, 4.500% (3-month USLIBOR +3.500%), 6/13/2024	$1,797,880
4,910,961		Almonde, Inc., Term Loan - 1st Lien, 4.500% (6-month USLIBOR +3.500%), 6/13/2024	4,605,254
2,500,000		Almonde, Inc., Term Loan - 2nd Lien, 8.250% (6-month USLIBOR +7.250%), 6/13/2025	2,361,250
5,861,027		Applied Systems, Inc., Term Loan - 1st Lien, 4.250% (3-month USLIBOR +3.250%), 9/19/2024	5,836,908
5,947,285		Banff Merger Subsidiary, Inc., Term Loan - 1st Lien, 4.396% (1-month USLIBOR +4.250%), 10/2/2025	5,788,463
4,925,000		BCPE Rover Merger Sub, Inc., Term Loan - 1st Lien, 4.396% (1-month USLIBOR +4.250%), 11/28/2025	4,843,146
2,481,020		Cambium Learning Group, Inc., Term Loan - 1st Lien, 4.720% (3-month USLIBOR +4.500%), 12/18/2025	2,456,209
4,488,750		Cardtronics, Inc., Term Loan - 1st Lien, Series B, 5.000% (1-month USLIBOR +4.000%), 6/29/2027	4,488,750
5,338,118		CCC Information Services, Inc., Term Loan - 1st Lien, 4.000% (1-month USLIBOR +3.000%), 4/29/2024	5,304,754
2,970,000		CommScope, Inc., Term Loan - 1st Lien, Series B2, 3.396% (1-month USLIBOR +3.250%), 4/6/2026	2,902,388
3,330,529		Diebold, Inc., Term Loan - 1st Lien, 2.937% (1-month USLIBOR +2.750%), 11/6/2023	3,215,010
3,977,506		Dun & Bradstreet Corp., Term Loan - 1st Lien, 3.894% (1-month USLIBOR +3.750%), 2/6/2026	3,943,697
3,952,759		Dynatrace LLC, Term Loan - 1st Lien, 2.396% (1-month USLIBOR +2.250%), 8/22/2025	3,898,409
5,000,000		Epicor Software Corp., Term Loan - 1st Lien, Series B, 5.250% (1-month USLIBOR +4.250%), 7/30/2027	4,998,275
3,887,728		Financial & Risk US Holdings Inc., Term Loan - 1st Lien, 3.396% (1-month USLIBOR +3.250%), 10/1/2025	3,853,360
3,990,000		Fiserv Investment Solutions, Inc., Term Loan - 1st Lien, 5.020% (3-month USLIBOR +4.750%), 2/18/2027	3,974,219
1,488,750		Gigamon, Inc., Term Loan - 1st Lien, 5.250% (3-month USLIBOR +4.250%), 12/27/2024	1,470,141
5,000,000		GlobalLogic Holdings Inc., 4.500% (1-month USLIBOR +3.750%), 8/13/2027	4,975,000
3,990,000		Go Daddy Operating Co. LLC, Term Loan - 1st Lien, Series B, 2.646% (1-month USLIBOR +2.500%), 8/10/2027	3,940,125
7,808,587		Hyland Software, Inc., Term Loan - 1st Lien, 4.000% (1-month USLIBOR +3.250%), 7/1/2024	7,787,426
6,000,000		Hyland Software, Inc., Term Loan - 2nd Lien, 7.750% (1-month USLIBOR +7.000%), 7/7/2025	5,987,520
2,982,506		Informatica Corp., 3.396% (1-month USLIBOR +3.250%), 2/25/2027	2,927,524
2,750,000		Informatica LLC, Term Loan - 2nd Lien, 7.125%, 2/25/2025	2,800,421
4,698,192		Inovalon Holdings, Inc., Term Loan - 1st Lien, 3.187% (1-month USLIBOR +3.000%), 4/2/2025	4,609,114
1,161,813		Ivanti Software, Inc., Term Loan - 1st Lien, 5.250% (1-month USLIBOR +4.250%), 1/20/2024	1,157,212
1,500,000		Landesk Software Group, Inc., Term Loan - 2nd Lien, 10.000% (1-month USLIBOR +9.000%), 1/20/2025	1,457,505
8,000,000		LogMeIn, Inc., Term Loan - 1st Lien, Series B, 4.906% (3-month USLIBOR +4.750%), 8/31/2027	7,747,520
1,000,000		Marcel Bidco LLC, 4.750% (3-month USLIBOR +4.000%), 10/19/2027	998,335
711,109		Microchip Technology, Inc., Term Loan - 1st Lien, 2.150% (1-month USLIBOR +2.000%), 5/29/2025	710,220
10,000,000		Milano Acquisition Corp., 4.750% (3-month USLIBOR +4.000%), 10/1/2027	9,918,750
5,000,000		Mitchell International, 4.750% (1-month USLIBOR +4.250%), 11/29/2024	4,915,650
6,969,607		MLN US Holdco LLC, Term Loan - 1st Lien, 4.655% (1-month USLIBOR +4.500%), 11/30/2025	5,989,506
1,000,000		MLN US Holdco LLC, Term Loan - 2nd Lien, 8.905% (1-month USLIBOR +8.750%), 11/30/2026	542,250
2,967,519		NCR Corp., Term Loan, 2.650% (1-month USLIBOR +2.500%), 8/28/2026	2,908,168
4,376,555		NeuStar, Inc., Term Loan - 1st Lien, 4.500% (1-month USLIBOR +3.500%), 8/8/2024	4,129,914
1,985,000		Nexus Buyer LLC, Term Loan - 1st Lien, 3.900% (1-month USLIBOR +3.750%), 11/9/2026	1,977,348
1,374,016		ON Semiconductor Corp., Term Loan - 1st Lien, 2.146% (1-month USLIBOR +2.000%), 9/19/2026	1,356,333
2,335,152		Optiv Security, Inc., Term Loan - 1st Lien, 4.250% (1-month USLIBOR +3.250%), 2/1/2024	2,065,442
2,000,000		Optiv Security, Inc., Term Loan - 2nd Lien, 8.250% (1-month USLIBOR +7.250%), 2/1/2025	1,580,000
2,962,500		Project Alpha Intermediate Holding, Inc., Term Loan - 1st Lien, 4.520% (3-month USLIBOR +4.250%), 4/26/2024	2,940,281
5,198,120		Project Boost Purchaser, LLC, Term Loan - 1st Lien, 3.646% (1-month USLIBOR +3.500%), 6/1/2026	5,060,604
2,932,500		Project Deep Blue Holdings LLC, Term Loan - 1st Lien, 4.250% (3-month USLIBOR +3.250%), 2/12/2025	2,911,430
3,925,063		Project Leopard Holdings, Inc., Term Loan - 1st Lien, 5.250% (3-month USLIBOR +4.250%), 7/7/2023	3,870,269
7,777,403		Rackspace Hosting, Inc., Term Loan - 1st Lien, 4.000% (3-month USLIBOR +3.000%), 11/3/2023	7,651,059
1,922,954		RL Merger Subsidiary, Inc., Term Loan - 1st Lien, 3.396% (1-month USLIBOR +3.250%), 5/30/2025	1,859,660
2,000,000		RL Merger Subsidiary, Inc., Term Loan - 2nd Lien, 7.146% (1-month USLIBOR +7.000%), 5/29/2026	1,924,000
1,466,325		RP Crown Parent LLC, Term Loan - 1st Lien, Series B, 4.000% (1-month USLIBOR +3.000%), 1/31/2026	1,452,578
5,000,000		RSA Security LLC, Term Loan - 1st Lien, 6.000% (3-month USLIBOR +5.000%), 9/1/2027	4,987,500
2,970,000		S2P Acquisition Borrower Inc., Term Loan - 1st Lien, 4.146% (1-month USLIBOR +4.000%), 8/14/2026	2,943,270
1,290,535		Science Applications International Corp., Term Loan - 1st Lien, 2.396% (1-month USLIBOR +2.250%), 3/12/2027	1,278,437

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Technology—continued
$ 1,965,000		Severin Acquisition LLC, Term Loan - 1st Lien, 3.405% (1-month USLIBOR +3.250%), 8/1/2025	$1,913,419
1,500,000		Sophia LP, Term Loan - 1st Lien, 4.500% (3-month USLIBOR +3.750%), 10/7/2027	1,492,500
4,696,853		Tempo Acquisition LLC, Term Loan - 1st Lien, Series B, 3.750% (1-month USLIBOR +3.250%), 11/2/2026	4,569,169
4,517,329		Tibco Software, Inc., Term Loan - 1st Lien, 3.900% (1-month USLIBOR +3.750%), 6/30/2026	4,421,336
4,000,000		Tibco Software, Inc., Term Loan - 2nd Lien, 7.400% (1-month USLIBOR +7.250%), 3/3/2028	3,937,500
6,000,000		Tiger Merger Sub Co., Term Loan - 1st Lien, 5.644% (1-month USLIBOR +5.500%), 6/30/2025	5,880,000
3,809,416		Trans Union LLC, Term Loan - 1st Lien, 1.896% (1-month USLIBOR +1.750%), 11/16/2026	3,721,019
2,460,000		Ultimate Software Group, Inc., Term Loan - 1st Lien, 3.896% (1-month USLIBOR +3.750%), 5/4/2026	2,443,260
4,000,000		Ultimate Software Group, Inc., Term Loan - 1st Lien, 4.750% (3-month USLIBOR +4.000%), 5/4/2026	3,996,020
1,000,000		Ultimate Software Group, Inc., Term Loan - 2nd Lien, 7.500% (3-month USLIBOR +6.750%), 5/3/2027	1,021,670
6,000,000		Veritas U.S., Inc., Term Loan - 1st Lien, Series B, 6.500% (3-month USLIBOR +5.500%), 9/1/2025	5,885,010
5,472,500		VS Buyer, LLC, Term Loan - 1st Lien, 3.396% (1-month USLIBOR +3.250%), 2/28/2027	5,404,094
		TOTAL	231,228,919
		Transportation Services—1.2%
5,486,250		Delta Air Lines, Inc., Term Loan - 1st Lien, 5.750% (3-month USLIBOR +4.750%), 4/29/2023	5,486,250
1,000,000		Delta Air Lines, Inc., Term Loan - 1st Lien, Series B, 4.750% (3-month USLIBOR +3.750%), 10/20/2027	1,008,575
3,980,000		Genesee & Wyoming, Inc., Term Loan - 1st Lien, 2.220% (3-month USLIBOR +2.000%), 12/30/2026	3,925,275
2,985,000		Hercules Merger Sub LLC, Term Loan - 1st Lien, 2.896% (1-month USLIBOR +2.750%), 11/1/2026	2,935,255
		TOTAL	13,355,355
		Utility - Electric—0.4%
3,595,295		Calpine Construction Finance Co., Term Loan - 1st Lien, 2.146% (1-month USLIBOR +2.000%), 1/15/2025	3,491,032
1,362,213		Vistra Operations Co., LLC, Term Loan - 1st Lien, 1.897% (1-month USLIBOR +1.750%), 12/31/2025	1,344,423
328,272		Vistra Operations Co., LLC, Term Loan - 1st Lien, 1.901% (1-month USLIBOR +1.750%), 12/31/2025	323,985
		TOTAL	5,159,440
		Wireless Communications—1.1%
3,980,000		Iridium Satellite LLC, Term Loan - 1st Lien, 4.750% (1-month USLIBOR +3.750%), 11/4/2026	3,977,871
4,825,988		TITAN ACQUISITION CO. NEW, Term Loan - 1st Lien, 4.220% (3-month USLIBOR +4.000%), 5/1/2026	4,737,503
3,990,000		T-Mobile USA, Inc., Term Loan - 1st Lien, 3.146% (1-month USLIBOR +3.000%), 4/1/2027	3,991,776
		TOTAL	12,707,150
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $993,149,094)	962,472,244
		CORPORATE BONDS—10.4%
		Aerospace/Defense—0.6%
3,000,000		Howmet Aerospace, Inc., Sr. Unsecd. Note, 6.875%, 5/1/2025	3,318,750
3,000,000		TransDigm Inc., Sec. Fac. Bond, 144A, 8.000%, 12/15/2025	3,265,500
		TOTAL	6,584,250
		Building Materials—0.3%
3,500,000		CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	3,551,800
		Consumer Cyclical Services—0.3%
3,625,000		Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	3,652,188
		Consumer Products—0.1%
1,100,000		Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	1,158,977
		Diversified Manufacturing—0.4%
1,000,000		CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	1,061,565
2,075,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	2,263,047
825,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	826,877
		TOTAL	4,151,489
		Finance Companies—0.3%
3,000,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 6.500%, 7/15/2025	3,242,684

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—0.4%
$ 1,925,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	$2,009,228
2,000,000	MGM Resorts International, Sr. Unsecd. Note, 6.750%, 5/1/2025	2,099,210
	TOTAL	4,108,438
	Health Care—2.5%
900,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2028	927,349
425,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.250%, 5/1/2028	446,751
1,675,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.625%, 2/15/2025	1,624,415
4,000,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	3,931,550
2,875,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	2,857,319
3,400,000	LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	3,587,000
1,025,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	1,028,844
7,000,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	7,271,110
3,000,000	MPH Acquisition Holdings LLC, 144A, 7.125%, 6/1/2024	3,086,250
2,750,000	Tenet Healthcare Corp., 144A, 4.625%, 9/1/2024	2,774,915
1,500,000	Tenet Healthcare Corp., 144A, 7.500%, 4/1/2025	1,618,372
	TOTAL	29,153,875
	Independent Energy—1.2%
1,175,000	Apache Corp., Sr. Unsecd. Note, 4.625%, 11/15/2025	1,122,125
2,000,000	EQT Corp., Sr. Unsecd. Note, 7.875%, 2/1/2025	2,219,690
3,000,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	2,755,005
3,150,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 8.000%, 7/15/2025	3,175,531
5,000,000	Range Resources Corp., Sr. Unsecd. Note, 144A, 9.250%, 2/1/2026	5,146,100
	TOTAL	14,418,451
	Industrial - Other—0.4%
2,000,000	Resideo Funding, Inc., Sr. Unsecd. Note, 144A, 6.125%, 11/1/2026	1,975,000
2,475,000	Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	2,576,821
	TOTAL	4,551,821
	Leisure—0.6%
5,000,000	Live Nation Entertainment, Inc., Sr. Secd. Note, 144A, 6.500%, 5/15/2027	5,402,600
1,250,000	Live Nation Entertainment, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2027	1,172,656
	TOTAL	6,575,256
	Media Entertainment—0.8%
1,000,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	928,085
1,375,000	iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	1,298,189
3,000,000	iHeartCommunications, Inc., 6.375%, 5/1/2026	3,130,950
4,000,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.750%, 3/15/2026	4,094,800
	TOTAL	9,452,024
	Midstream—0.8%
4,000,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	3,320,000
3,000,000	Buckeye Partners, Sr. Unsecd. Note, 144A, 4.125%, 3/1/2025	2,870,625
2,275,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	2,348,937
1,275,000	Rattler Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.625%, 7/15/2025	1,287,623
	TOTAL	9,827,185
	Packaging—0.3%
3,000,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 4/30/2025	3,139,035
	Pharmaceuticals—0.2%
2,000,000	Par Pharmaceutical Cos., Inc., Sec. Fac. Bond, 144A, 7.500%, 4/1/2027	2,097,980
	Technology—0.7%
3,000,000	Boxer Parent Co., Inc., 144A, 7.125%, 10/2/2025	3,208,500
2,800,000	Diebold Nixdorf, Inc., Sr. Secd. Note, 144A, 9.375%, 7/15/2025	2,961,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 1,525,000		Microchip Technology, Inc., Sr. Unsecd. Note, 144A, 4.250%, 9/1/2025	$1,584,000
350,000		NCR Corp., Sr. Unsecd. Note, 144A, 8.125%, 4/15/2025	387,494
		TOTAL	8,140,994
		Transportation Services—0.5%
3,000,000		Delta Air Lines Inc. / SkyMiles IP Ltd., Sec. Fac. Bond, 144A, 4.750%, 10/20/2028	3,116,949
2,700,000		Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	2,603,812
		TOTAL	5,720,761
		TOTAL CORPORATE BONDS (IDENTIFIED COST $116,786,971)	119,527,208
	[1]	ASSET-BACKED SECURITIES—2.7%
		Finance Companies—2.7%
2,000,000		Anchorage Capital CLO, LTD. 2020-15A, Class A, 2.089% (3-month USLIBOR +1.850%), 7/20/2031	2,008,026
1,000,000		Anchorage Capital CLO, LTD. 2020-15A, Class B1, 2.689% (3-month USLIBOR +2.450%), 7/20/2031	1,004,669
2,000,000		Battalion CLO LTD 2020-18A, Class B, 1.000% (3-month USLIBOR +2.300%), 10/15/2032	2,006,006
3,750,000		GoldenTree Loan Management US 2020-7A, Class A, 2.308% (3-month USLIBOR +1.900%), 4/20/2031	3,761,730
750,000		GoldenTree Loan Management US 2020-7A, Class C, 3.958% (3-month USLIBOR +3.550%), 4/20/2031	754,483
1,000,000		Magnetite CLO Ltd 2020-28A, Class C, 1.000% (3-month USLIBOR +2.350%), 10/25/2031	1,000,500
700,000		Magnetite CLO Ltd 2020-28A, Class D, 1.000% (3-month USLIBOR +3.500%), 10/25/2031	700,350
1,250,000		Neuberger Berman CLO Ltd. 2020-38A, Class B, 1.950% (3-month USLIBOR +1.700%), 10/20/2032	1,251,017
1,500,000		Neuberger Berman CLO Ltd. 2020-38A, Class C, 2.600% (3-month USLIBOR +2.350%), 10/20/2032	1,500,750
4,000,000		OCP CLO Ltd 2020-18A, Class A, 2.053% (3-month USLIBOR +1.800%), 4/20/2030	4,018,236
1,000,000		OCP CLO Ltd 2020-18A, Class C, 3.173% (3-month USLIBOR +2.920%), 4/20/2030	999,991
600,000		Palmer Square Loan Funding Ltd 2020-3A, Class C, 4.235% (3-month USLIBOR +3.930%), 7/20/2028	602,514
3,000,000		Parallel Ltd 2020-1A, Class A1, 1.983% (3-month USLIBOR +1.825%), 7/20/2031	3,001,550
3,000,000		Parallel Ltd 2020-1A, Class A2, 2.558% (3-month USLIBOR +2.400%), 7/20/2031	3,004,665
6,000,000		Stratus CLO, Ltd. 2020-1A, Class A, 3.285% (3-month USLIBOR +1.980%), 5/1/2028	5,991,930
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $31,442,500)	31,606,417
		COMMON STOCK—0.0%
		Consumer Cyclical Services—0.0%
46,202	[3]	Constellis Holdings LLC (IDENTIFIED COST $17,326)	92,404
		WARRANT—0.0%
		Health Care—0.0%
148	[2,3]	Carestream Health, Inc., Warrants (IDENTIFIED COST $0)	1
		EXCHANGE-TRADED FUND—0.6%
308,000		Invesco Senior Loan ETF (IDENTIFIED COST $6,403,972)	6,695,920
		INVESTMENT COMPANY—3.1%
35,372,331		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.15%[4] (IDENTIFIED COST $35,365,853)	35,390,018
		TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $1,183,165,716)	1,155,784,212
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[5]	(2,618,635)
		TOTAL NET ASSETS—100%	$1,153,165,577

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended September 30, 2020, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 6/30/2020	$163,403,464
Purchases at Cost	$206,463,229
Proceeds from Sales	$(334,438,193)
Change in Unrealized Appreciation/Depreciation	$(56,346)
Net Realized Gain/(Loss)	$17,864
Value as of 9/30/2020	$35,390,018
Shares Held as of 9/30/2020	35,372,331
Dividend Income	$83,815

1	Floating/variable note with current rate and current maturity or next reset date shown.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees“).

3	Non-income-producing security.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Co-Advisers and certain of the Co-Advisers’ affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Floating Rate Loans	$—	$959,502,244	$2,970,000	$962,472,244
Corporate Bonds	—	119,527,208	—	119,527,208
Asset-Backed Securities	—	31,606,417	—	31,606,417
Warrant	—	—	1	1
Exchange-Traded Fund	6,695,920	—	—	6,695,920
Equity Security:
Common Stock
Domestic	92,404	—	—	92,404
Investment Company	35,390,018	—	—	35,390,018
TOTAL SECURITIES	$42,178,342	$1,110,635,869	$2,970,001	$1,155,784,212

The following acronym(s) are used throughout this portfolio:
ETF	—Exchange-Traded Fund
LIBOR	—London Interbank Offered Rate